Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurement on Company's Assets and Liabilities

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2015 and 2014:

	As of September 30, 2015
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$470,286	$—	$—	$470,286
U.S. government treasuries	117,452	—	—	117,452
Corporate bonds	—	101,603	—	101,603
U.S. agency securities	—	45,181	—	45,181
Asset backed obligations	—	29,215	—	29,215
Commercial paper and certificates of deposit	2,015	25,487	—	27,502
Supranational and sovereign debt	—	10,443	—	10,443

Total available-for-sale securities	589,753	211,929	—	801,682

Derivative financial instruments, net	—	(13,097)	—	(13,097)

Other liabilities	—	—	(3,266)	(3,266)

Total	$589,753	$198,832	$(3,266)	$785,319

	As of September 30, 2014
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$649,745	$—	$—	$649,745
U.S. government treasuries	118,708	—	—	118,708
Corporate bonds	—	102,420	—	102,420
U.S. agency securities	—	41,649	—	41,649
Asset backed obligations	—	29,095	—	29,095
Commercial paper and certificates of deposit	2,007	26,502	—	28,509
Supranational and sovereign debt	—	5,799	—	5,799
Government-guaranteed debt	—	1,187	—	1,187
Mortgages	—	527	—	527

Total available-for-sale securities	770,460	207,179	—	977,639

Derivative financial instruments, net	—	(1,358)	—	(1,358)

Other liabilities	—	—	(35,944)	(35,944)

Total	$770,460	$205,821	$(35,944)	$940,337